Accounts receivable from subscribers, distributors, recoverable taxes contractual assets and other, net, Changes in Allowance of Expected Credit Losses (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Business combination	$ 0	$ (148,359)	$ 0
Spin-off	0	0	(3,002)	[1]
Trade and other receivables {Member] [Member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Increases recorded in expenses	(12,611,219)	(11,927,258)	(12,021,598)
Accumulated impairment [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Balance at beginning of year	(37,533,735)	(38,194,997)	(42,079,056)
Balance at year end	(39,858,127)	(37,533,735)	(38,194,997)
Accumulated impairment [member] | Trade and other receivables {Member] [Member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Write-offs	9,095,970	16,239,505	11,392,722
Translation effect	$ 1,190,857	$ (3,502,626)	$ 4,515,937

[1]	This figure is related to the spin-off of Telekom Austria AG.